Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings
Schedule of components of borrowings

	December 31,	December 31,
	2023	2024
	RMB’000	RMB’000

Short-term bank loan	9,950	10,000
Total	9,950	10,000